Risk management for financial instruments - Allowance for doubtful accounts provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning of year	$ 316,202	$ 123,338
Add (Deduct): provision for allowance for doubtful accounts	100,163	283,964
Less: write-offs	(6,635)	(112,116)
Foreign exchange adjustments	(10,260)	21,016
Expected credit loss - end of year	$ 399,470	$ 316,202